Business Combinations (Pro Forma Financial Information with Narrative) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Business Combinations Pro Forma Financial Information With Narrative Details
Revenue	$ 91,281,208	$ 90,810,192
Net loss	$ (3,133,625)	$ (385,960)
Business Acquisition, Pro Forma loss Per Share, Basic and Diluted	$ (0.23)	$ (0.03)
Business Acquisition, Pro Forma Information, Description

For purposes of the pro forma disclosures above, the primary adjustments for the year ended June 30, 2015 include: (i) the reduction of DuPont Pioneer historical revenue to reflect the shift from end customer to wholesale pricing; (ii) the reduction of cost of revenue to remove DuPont Pioneer's historical sales incentives included in cost of sales; (iii) the elimination of acquisition and financing related charges of $1,290,927; (iv) amortization of acquired intangibles of $698,050; (v) depreciation of acquired property, plant and equipment of $221,884; (vi) additional interest expense on the convertible notes issued concurrent to the acquisition, including non-cash amortization of debt issuance costs and accretion of debt discount of $3,054,343; (vii) additional interest expense of $150,000 for the promissory included in total consideration for the Pioneer Acquisition; and (viii) adjustments to reflect the additional income tax expense assuming a combined effective tax rate of 21.1%.

The primary adjustments for the year ended June 30, 2014 include: (i) the reduction of DuPont Pioneer historical revenue to reflect the shift from end customer to wholesale pricing; (ii) the reduction of cost of revenue to remove DuPont Pioneer's historical sales incentives included in cost of sales; (iii) amortization of acquired intangibles of $1,396,100; (iv) depreciation of acquired property, plant and equipment of $443,767; (v) additional interest expense on the convertible notes issued concurrent to the acquisition, including non-cash amortization of debt issuance costs and accretion of debt discount of $6,053,604; (vi) additional interest expense of $225,000 for the promissory included in total consideration for the Pioneer Acquisition; and (vii) adjustments to reflect the additional income tax expense assuming a combined effective tax rate of 18.9%.